Interest-bearing Deposits - Deposit interest expense by deposit type (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Savings, NOW and Money Market	$ 366,123	$ 249,077
Certificates of deposit	659,109	852,185
Total deposit interest expense	$ 1,025,232	$ 1,101,262